CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating expenses:
General and administrative	$ 37,269
Loss from operations	(37,269)
Other income (expense):
Net loss	(37,269)
HZO, Inc. and Subsidiaries
Total Net Sales	1,526,534	$ 1,069,937
Cost of revenue	1,653,581	1,300,732
Gross Loss	(127,047)	(230,795)
Operating expenses:
Sales and marketing	360,273	582,844
Research and development	200,954	274,746
General and administrative	2,080,213	2,205,663
Total Operating Expenses	2,641,440	3,063,253
Loss from operations	(2,768,487)	(3,294,048)
Other income (expense):
Interest expense	(1,663,166)	(270,605)
Foreign currency gain	230,007	138,020
Embedded derivative loss	(21,097,000)	(135,000)
Other income (expense), net	1,091	(3,069,575)
Total other income	(22,529,068)	(3,337,160)
Total	(25,297,555)	(6,631,208)
Provision (benefit) for income taxes	40,727	(254,495)
Net loss	(25,338,282)	(6,376,713)
Other comprehensive income
Foreign currency translation adjustment	(212,604)	(110,026)
Comprehensive loss	$ (25,550,886)	$ (6,486,739)